Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- Alibaba Health (Details) HKD in Millions, $ in Millions, shares in Billions	1 Months Ended					12 Months Ended
	May 31, 2017 HKD shares	Apr. 30, 2016 CNY (¥)	Jul. 31, 2015 CNY (¥)	Apr. 30, 2014 HKD	Apr. 30, 2014 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Jul. 31, 2015 HKD	Jul. 31, 2015 CNY (¥)	Mar. 31, 2015 CNY (¥)
Acquisition
Issuance of ordinary shares						¥ 11,189,000,000
The allocation of the equity value at the date of the deemed acquisition
Goodwill							¥ 81,645,000,000	$ 18,221	¥ 125,420,000,000			¥ 41,933,000,000
The equity value comprised of:
- fair value of previously held equity interests		¥ 6,376,000,000
Developed technology and patents | Maximum
The equity value comprised of:
Estimated amortization periods						5 years
Trade names, trademarks and domain names | Maximum
The equity value comprised of:
Estimated amortization periods						20 years
User base and customer relationships | Maximum
The equity value comprised of:
Estimated amortization periods						6 years
Alibaba Health
Acquisition
Equity interest held (as a percentage)										54.00%	54.00%
Equity interest held in subsidiary (as a percentage)										38.00%	38.00%
Equity value										HKD 64,319	¥ 50,723,000,000
Gain recognized in relation to the revaluation of previously held equity interest relating to obtaining control							¥ 18,603,000,000
The allocation of the equity value at the date of the deemed acquisition
Net assets acquired											1,290,000,000
Goodwill											49,320,000,000
Deferred tax assets											19,000,000
Deferred tax liabilities											(19,000,000)
Total										HKD 64,319	50,723,000,000
The equity value comprised of:
- fair value of previously held equity interests			¥ 19,264,000,000
- fair value of noncontrolling interests			31,459,000,000
Total			¥ 50,723,000,000
Weighted average amortization period			2 years 7 months 6 days
Alibaba Health | Future
Acquisition
Issuance of ordinary shares | HKD	HKD 3,800
Issuance of ordinary shares (in shares) | shares	1.2
Equity interest held in subsidiary (as a percentage)	46.00%
Alibaba Health | Maximum
The equity value comprised of:
Estimated amortization periods			3 years
Alibaba Health | Developed technology and patents
The allocation of the equity value at the date of the deemed acquisition
Amortizable intangible assets											70,000,000
Alibaba Health | Trade names, trademarks and domain names
The allocation of the equity value at the date of the deemed acquisition
Amortizable intangible assets											35,000,000
Alibaba Health | User base and customer relationships
The allocation of the equity value at the date of the deemed acquisition
Amortizable intangible assets											¥ 8,000,000
Special purpose entity | Ordinary Shares
Acquisition
Equity interest (as a percent)				70.00%	70.00%
Alibaba Health | Yunfeng
Acquisition
Consideration paid to related party for giving up its voting rights with respect to its indirect interest in investee			¥ 0
Alibaba Health | Ordinary Shares
Acquisition
Equity interest (as a percent)				38.00%	38.00%
Purchase consideration, equity method				HKD 932	¥ 741,000,000
Company and Yunfeng | Alibaba Health | Ordinary Shares
Acquisition
Percentage of equity interest acquired				54.00%	54.00%
Yunfeng | Special purpose entity | Ordinary Shares
Acquisition
Equity interest (as a percent)				30.00%	30.00%